August 28, 2008

EDGAR FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Forum Funds
File Nos. 002-67052 and 811-3023
Post-Effective Amendment No. 238

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Forum Funds (“Trust”) is Post-Effective Amendment No. 238 to the Trust’s currently effective Registration Statement on Form N-1A relating to The BeeHive Fund (“Fund”). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to: (1) address comments received from the Staff of the Securities and Exchange Commission regarding the Fund’s prospectus and Statement of Additional Information (“SAI”) filed in the Trust’s Post Effective Amendment No. 233 on June 16, 2008; and (2) make other non-material changes to the Fund’s prospectus and SAI.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,

/s/ Francine Rosenberger
Francine J. Rosenberger

Attachments

cc:	Nell-Garwood Garvey
Atlantic Fund Administration